Subsequent events (Details) - Vessels - Other disposals of assets - Property, plant and equipment $ in Millions	Aug. 11, 2026 USD ($) T	Aug. 03, 2026 USD ($) T
VLCC Donoussa
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T		299,999
VLCC Donoussa | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gain | $		$ 74.3
Suezmax Bristol
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T	156,851
Suezmax Bristol | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gain | $	$ 56.9